UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)

                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                               c/o SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-676-1000

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 57.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 34.4%
   FHLMC Ser 2007-3346, Cl FT(A)
       3.471%, 03/15/08                           $      28,112   $      27,814
   FHLMC Ser 2007-3361, Cl AF(A)
       3.471%, 03/15/08                                  14,424          14,349
   FHLMC CMO STRIPS, Ser 232, Cl IO,
     IO
       5.000%, 08/01/35                                  42,949          10,201
   FHLMC CMO STRIPS, Ser 233, Cl 12,
     IO
       5.000%, 09/15/35                                   5,006             957
   FHLMC CMO STRIPS, Ser 233, Cl 4, IO
       4.500%, 09/15/35                                   2,458             621
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
       4.500%, 08/15/35                                     749             186
   FHLMC CMO STRIPS, Ser 245, Cl IO,
     IO
       5.000%, 05/15/37                                   9,627           2,423
   FNMA
       4.320%, 04/01/08                                   5,000           4,947
   FNMA, Ser 2005-365, Cl 4, IO
       5.000%, 04/01/36                                   4,229             873
   FNMA ARM
       5.877%, 10/01/37                                   9,963          10,255
       5.833%, 10/01/37                                  10,521          10,827
       5.827%, 03/01/08                                   7,738           7,893
       5.507%, 05/01/36                                   4,522           4,609
       5.018%, 03/01/08                                   8,632           8,761
       4.724%, 03/01/08                                   4,688           4,703
       4.636%, 03/01/08                                   3,209           3,228
       4.620%, 03/01/08                                   4,038           4,063
       4.543%, 01/01/35                                   2,708           2,759
       4.084%, 03/01/08                                   5,577           5,668
       3.990%, 03/01/08                                   2,423           2,436
       3.869%, 03/01/08                                   6,528           6,520
       3.841%, 03/01/08                                   5,304           5,313
   FNMA CMO STRIPS, Ser 2005-359,
     Cl 6, IO
       5.000%, 11/01/35                                   1,383             271
   FNMA CMO STRIPS, Ser 2005-360,
     Cl 2, IO
       5.000%, 08/01/35                                  78,801          18,804
   FNMA CMO STRIPS, Ser 369, Cl 1, IO
       5.000%, 03/01/36                                   3,325             665
   FNMA CMO, Ser 2006-76, Cl QF(A)
       3.535%, 03/25/08                                   9,566           9,521
   FNMA CMO, Ser 2007-81, Cl PF(A)
       3.505%, 03/25/08                                  14,884          14,816
   FNMA TBA
       6.500%, 03/01/37                                 102,000         105,699
       6.000%, 03/01/16 to 01/03/19                     112,500         116,164
       5.500%, 03/01/22 to 04/30/35                     131,300         134,934
   GNMA (A)
       5.750%, 02/20/32                                     470             477
       5.500%, 01/20/34                                     223             226
   GNMA ARM
       5.500%, 08/20/32                                     313             316
       5.250%, 03/01/08                                     302             304

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

       6.375%, 03/01/08                           $         456   $         466
       6.000%, 03/20/35                                     159             161
       5.875%, 11/20/30                                     429             430
       5.000%, 03/20/36                                     695             703
       4.500%, 11/20/35                                     920             921
                                                                  --------------
                                                                        544,284
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 22.9%
   ABN Amro Mortgage, Ser 2003-3,
     Cl B3(B)
       5.750%, 03/01/08                                     599             492
   Adjustable Rate Mortgage NIM Trust,
     Ser 2005-4, Cl A(B)
       5.500%, 12/27/35                                      63              22
   Adjustable Rate Mortgage Trust,
     Ser 2005-2, Cl 1A2(A)
       6.437%, 03/01/08                                   3,358           3,356
   Adjustable Rate Mortgage Trust,
     Ser 2005-5, Cl 1A1(A)
       5.063%, 03/01/08                                   1,920           1,850
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5(A)
       3.755%, 03/25/08                                   1,200             686
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 4A1(A)
       4.992%, 03/01/08                                   1,890           1,715
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A(A)
       5.294%, 03/25/08                                  12,789          12,310
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A(A)
       5.350%, 03/25/08                                  10,984          10,688
   American Home Mortgage Investment
     Trust, Ser 2006-1, Cl 2A3(A)
       5.100%, 03/25/08                                   6,750           6,663
   Banc of America Funding, Ser 2004-C,
     Cl 2A2(A)
       7.706%, 03/01/08                                   4,068           4,060
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B1(A)
       6.189%, 03/01/08                                   3,990           3,571
   Banc of America Mortgage Securities,
     Ser 2007-4, Cl B2(A)
       6.189%, 03/01/08                                   1,462           1,133
   Bear Stearns Alt-A Trust, Ser 2004-12,
     Cl 2A2(A)
       6.951%, 03/01/08                                   7,514           7,262
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-PWR3,
     Cl X2(A)(B)
       0.996%, 03/01/08                                 136,019           3,271
   Bear Stearns Commercial Mortgage
     Securities, Ser 2007-PW16,
     Cl A4(A)
       5.713%, 06/11/40                                   5,000           4,808
   Bear Stearns Commercial Mortgage
     Securities, Ser 2007-PW17,
     Cl A4(A)
       5.694%, 03/01/08                                   5,000           4,759
   Bear Stearns Commercial Mortgage
     Securities, Ser 2007-T28,
     Cl F(A)(B)
       5.992%, 03/01/08                                     548             295

--------------------------------------------------------------------------------
1       SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Mortgage Funding Trust,
     Ser 2006-SL5, Cl 1A(A)
       3.285%, 03/26/08                           $         424   $         201
   Commercial Mortgage Pass Through
     Certificates, Ser 2006-C8, Cl G(A)
       5.594%, 03/01/08                                   1,750           1,150
   Commercial Mortgage Pass Through
     Certificates, Ser 2007-C9, Cl A4(A)
       5.816%, 08/01/08                                   2,300           2,225
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1(A)
       6.737%, 03/01/08                                   1,911           1,886
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3(A)
       4.285%, 03/27/08                                   1,355             753
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3(A)
       5.135%, 03/27/08                                   1,551             233
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3(A)
       3.565%, 03/30/08                                   2,800           1,325
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5(A)
       3.685%, 03/25/08                                   1,205             211
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2004-22,
     Cl A1(A)
       5.095%, 03/01/08                                   1,717           1,717
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-20,
     Cl A5
       5.500%, 03/25/08                                   5,973           5,974
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-27,
     Cl M
       5.500%, 03/01/08                                   3,889           2,860
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2006-OA4,
     Cl M5(A)
       4.005%, 03/27/08                                   1,100             699
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2006-OA4,
     Cl M4(A)
       3.955%, 03/27/08                                   1,615           1,053
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2006-OA5,
     Cl 1M4(A)
       4.185%, 03/27/08                                   3,218             563
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-
     HYB1, Cl 1A1(A)
       5.569%, 03/01/08                                   8,702           8,434
   Credit Suisse, Ser 2006-HC1A,
     Cl A2(A)(B)
       3.381%, 03/15/08                                   4,000           3,881
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-7,
     Cl 11A1(A)
       3.635%, 03/25/08                                   1,518           1,460
   Credit Suisse Mortgage Capital
     Certificates, Ser 2007-C9, Cl A4
     (A)
       5.723 %, 06/15/39                                  4,988           4,781

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   CS First Boston Mortgage Securities,
     Ser 2005-3, Cl 5A1
       5.500%, 07/25/20                           $       6,736   $       7,000
   Crown Castle Towers LLC, Ser 2005-
     1A, Cl AFL(A)(B)
       3.501%, 03/08/08                                   3,000           2,899
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl B2(A)
       4.319%, 03/29/08                                   1,206             881
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4(A)
       3.859%, 03/19/08                                      49              32
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5(A)
       3.929%, 03/19/08                                      30              19
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7(A)
       4.869%, 03/19/08                                      30              16
   DSLA Mortgage Loan Trust,
     Ser 2006-AR2, Cl M4(A)
       3.719%, 03/19/08                                      60              33
   First Horizon Alternative Mortgage
     Securities, Ser 2006-AA6,
     Cl 2A1(A)
       5.636%, 03/01/08                                  19,324          16,657
   First Horizon Alternative Mortgage
     Trust, Ser 2005-AA3, Cl 3A1(A)
       5.348%, 03/01/08                                     918             928
   First Horizon Asset Securities,
     Ser 2006-AR1, Cl 2A1(A)
       5.859%, 03/01/08                                   1,883           1,901
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1(A)
       5.676%, 03/01/08                                   5,501           5,553
   First Union - Chase Commercial
     Mortgage, Ser 1999-C2, Cl A2
       6.645%, 06/15/31                                   1,455           1,467
   GS Mortgage Securities II, Ser 2006-
     GG6, Cl AM(A)
       5.622%, 04/10/38                                  21,500          19,274
   GSR Mortgage Loan Trust, Ser 2005-
     AR1, Cl 1A1(A)
       6.314%, 03/01/08                                   1,977           1,959
   GSR Mortgage Loan Trust, Ser 2005-
     AR2, Cl 1A2(A)
       6.459%, 03/01/08                                   3,527           3,416
   HSI Asset Securitization Trust,
     Ser 2005-NC1, Cl 2A4(A)
       3.455%, 03/25/08                                   1,723           1,634
   Harborview Mortgage Loan Trust,
     Ser 2004-7, Cl 2A1(A)
       6.613%, 03/01/08                                     426             439
   Harborview Mortgage Loan Trust,
     Ser 2005-9, Cl B11(A)(B)
       4.869%, 03/20/08                                   1,263           1,073
   Impac CMB Trust, Ser 2004-10,
     Cl 4M1(A)
       3.735%, 03/25/08                                   1,579           1,096
   Impac Secured Assets CMN Owner
     Trust, Ser 2006-4, Cl A2A(A)
       3.215%, 03/16/08                                     587             561
   Impac Secured Assets CMN Owner
     Trust, Ser 2006-5, Cl 1A1A(A)
       3.245%, 03/21/08                                   1,055           1,018

--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008       2

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Impac Secured Assets CMN Owner
     Trust, Ser 2007-1, Cl A1(A)
       3.195%, 03/25/08                           $      29,467   $      27,089
   Impac Secured Assets CMN Owner
     Trust, Ser 2007-2, Cl 1A1A(A)
       3.245%, 03/29/08                                  20,445          19,173
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 3A1(A)
       5.825%, 03/01/08                                   3,056           2,528
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 4A1(A)
       5.780%, 03/01/08                                     563             474
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR12, Cl M2(A)
       3.685%, 03/25/08                                   1,270           1,078
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M6(A)
       4.885%, 03/25/08                                   1,367             478
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M1(A)
       3.585%, 03/27/08                                     250             180
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4(A)
       3.835%, 03/25/08                                     970             523
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR6, Cl M7(A)
       4.685%, 03/25/08                                      40              20
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR8, Cl M5(A)
       3.685%, 03/26/08                                      50              26
   JP Morgan Chase Commercial
     Mortgage Securities, Ser 2007-
     CB19, Cl H(A)(B)
       5.747%, 03/01/08                                     786             386
   JP Morgan Chase Commercial
     Mortgage Securities, Ser 2007-
     CB19, Cl F(A)(B)
       5.440%, 03/01/08                                   2,250           1,359
   JP Morgan Chase Commercial
     Mortgage Trust, Ser 2007-CB18,
     Cl A4
       5.440%, 03/01/08                                   6,000           5,643
   LB-UBS Commercial Mortgage Trust,
     Ser 2000-C3, Cl A2(A)
       7.950%, 05/15/25                                   3,090           3,216
       7.370%, 08/15/26                                   3,126           3,241
   Lehman XS Trust, Ser 2006-10N,
     Cl 1M5(A)
       3.665%, 03/25/08                                      48              24
   Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A1B1(A)
       5.250%, 03/25/08                                     144             146
   Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A(A)
       5.300%, 03/01/08                                   8,954           8,845
   Morgan Stanley Capital I, Ser 2006-
     IQ12, Cl F(A)
       5.557%, 03/01/08                                   1,750           1,221
   Morgan Stanley Capital I, Ser 2007-
     HQ13, Cl D(A)(B)
       6.310%, 03/01/08                                   4,000           2,513

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Morgan Stanley Capital I, Ser 2007-
     T27, Cl A4(A)
       5.803%, 03/01/08                           $       1,461   $       1,399
   Morgan Stanley Capital I, Ser 2008-
     T29, Cl A4
       6.280%, 01/11/18                                   5,000           4,993
   Morgan Stanley Mortgage Loan Trust,
     Ser 2004-10AR, Cl 1A(A)
       7.164%, 03/01/08                                   3,880           4,012
   Nomura Asset Acceptance, Ser 2007-
     1, Cl 1A1A (C)
       5.995%, 03/09/08                                     620             618
   Nomura Asset Securities, Ser 1998-
     D6, Cl A1B
       6.590%, 03/15/30                                     202             202
   Ownit Mortgage Loan Asset Backed
     Certificates, Ser 2006-1, Cl AF1
       5.424%, 12/25/36                                   6,013           5,942
   Prime Mortgage Trust, Ser 2005-4,
     Cl 2A8
       5.500%, 03/01/08                                   4,776           4,753
   RALI NIM Trust, Ser 2006-QO4,
     Cl N1(B)
       6.048%, 04/25/46                                      28              28
   RESI Finance, Ser 2007-B,
     Cl B5(A)(B)
       4.221%, 03/15/08                                   3,200           1,760
   Residential Accredit Loans, Ser 2006-
     QO1, Cl 2A3(A)
       3.535%, 03/27/08                                   1,163           1,039
   Residential Accredit Loans, Ser 2006-
     QO6, Cl M5(A)
       3.635%, 03/29/08                                   2,000             840
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1(A)
       5.246%, 03/25/08                                   7,619           7,691
   Residential Asset Securitization Trust,
     Ser 2007-A8, Cl 3A1(A)
       6.101%, 03/01/08                                   4,710           4,853
   Residential Funding Mortgage
     Securities I, Ser 2007-S7, Cl M2
       6.000%, 07/25/37                                     946             674
   Residential Funding Mortgage
     Securities I, Ser 2007-S7, Cl M1
       6.000%, 07/25/37                                   1,992           1,510
   Residential Funding Mortgage
     Securities I, Ser 2007-S7, Cl M3
       6.000%, 07/25/37                                     882             564
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2005-16XS,
     Cl M2(A)
       4.035%, 03/25/08                                   2,841           1,136
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2005-7, Cl 1A3(A)
       5.666%, 03/01/08                                   5,338           5,351
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl B4(A)
       4.085%, 03/27/08                                     785             401

--------------------------------------------------------------------------------
3       SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl B5(A)
       4.185%, 03/27/08                           $         515   $         195
   Structured Asset Securities, Ser 2005-
     16, Cl 1A2
       5.500%, 09/25/35                                   3,750           3,560
   Structured Asset Securities, Ser 2006-
     NC1, Cl A4(A)
       3.285%, 03/25/08                                   1,200             997
   Washington Mutual Alternative
     Mortgage Pass-Through
     Certificates, Ser 2007-HY2,
     Cl 1A1(A)
       5.776%, 04/25/37                                     722             598
   Washington Mutual Alternative
     Mortgage Pass-Through
     Certificates, Ser 2007-OA3,
     Cl 5A(A)
       5.400%, 03/25/08                                   9,728           9,047
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2005-
     AR2, Cl B9(A)
       4.576%, 03/25/08                                   1,229             872
   Washington Mutual Mortgage Pass
     Through Certificates, Ser 2007-
     HY4, Cl 1A1(A)
       5.550%, 03/01/08                                  22,071          22,056
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-
     HY6, Cl 1A1(A)
       5.707%, 06/25/37                                  23,167          23,382
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2005-AR16,
     Cl 4A1(A)
       4.992%, 10/25/35                                   1,459           1,461
                                                                  --------------
                                                                        362,300
                                                                  --------------

Total Mortgage-Backed Securities
   (Cost $933,249 ($ Thousands)                                         906,584
                                                                  --------------

ASSET-BACKED SECURITIES -- 41.4%

AUTOMOTIVE -- 1.4%
   Chase Manhattan Auto Owner Trust,
     Ser 2005-B, Cl A4
       4.880%, 06/15/12                                   2,300           2,330
   Chase Manhattan Auto Owner Trust,
     Ser 2006-B, Cl A3
       5.130%, 03/15/08                                   8,500           8,607
   Daimler Chrysler Auto Trust,
     Ser 2007-A, Cl A2B(A)
       3.773%, 03/10/08                                   6,000           5,992
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A4
       4.380%, 01/15/10                                   5,003           5,027
                                                                  --------------
                                                                         21,956
                                                                  --------------

MORTGAGE RELATED SECURITIES -- 15.7%
   ACE Securities, Ser 2003-NC1,
     Cl M(A)
       3.915%, 03/25/08                                   3,600           3,072
   ACE Securities, Ser 2003-OP1,
     Cl M1(A)
       3.835%, 03/26/08                                   1,750           1,466

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   ACE Securities, Ser 2005-HE2,
     Cl M3(A)
       3.615%, 03/25/08                           $       2,235   $       1,954
   ACE Securities, Ser 2005-HE7,
     Cl A1B2(A)
       3.435%, 03/27/08                                   2,583           2,472
   ACE Securities, Ser 2005-HE7,
     Cl A2D(A)
       3.465%, 03/25/08                                   3,000           2,828
   ACE Securities, Ser 2006-HE1,
     Cl A2B(A)
       3.265%, 03/25/08                                   2,885           2,822
   ACE Securities, Ser 2006-NC3,
     Cl A2B(A)
       3.245%, 03/25/08                                   7,000           6,061
   ACE Securities, Ser 2006-OP1,
     Cl M2(A)
       3.425%, 03/25/08                                   4,325           2,177
   Accredited Mortgage Loan Trust,
     Ser 2006-2, Cl A2(A)
       3.225%, 03/25/08                                   4,220           4,052
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1(A)
       3.835%, 03/25/08                                     173             163
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1(A)
       4.485%, 03/25/08                                   2,365           2,069
   Argent Securities, Ser 2003-W5,
     Cl M1(A)
       3.835%, 03/25/08                                   1,000             892
   Argent Securities, Ser 2003-W9,
     Cl M1(A)
       3.825%, 03/26/08                                   2,274           2,146
   Argent Securities, Ser 2006-M3,
     Cl A2B(A)
       3.235%, 03/25/08                                   5,500           5,271
   Argent Securities, Ser 2006-W2,
     Cl A2B(A)
       3.250%, 03/27/08                                   3,823           3,335
   Asset-Backed Funding Certificates,
     Ser 2004-OPT5, Cl M1(A)
       3.885%, 03/14/08                                   1,000             907
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl A3C2(A)
       3.285%, 03/25/08                                   2,540           2,173
   Asset-Backed Funding Certificates,
     Ser 2006-OPT1, Cl M2(A)
       3.425%, 03/25/08                                   2,000             888
   Asset-Backed Funding NIM,
     Ser 2005-HE2A, Cl N1(B)
       6.000%, 07/26/35                                     330               5
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M1(A)
       3.871%, 03/15/08                                   2,828           2,636
   Asset-Backed Securities Home Equity,
     Ser 2006-HE2, Cl M3(A)
       3.525%, 03/25/08                                   2,789             893
   Asset-Backed Securities Home Equity,
     Ser 2006-HE3, Cl A4(A)
       3.305%, 03/25/08                                   6,730           6,301
   Bayview Financial Acquisition Trust,
     Ser 2006-A, Cl 2A2(A)
       3.365%, 03/31/08                                   3,445           3,386

--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008       4

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-HE7, Cl 2A2(A)
       3.295%, 03/25/08                           $       4,600   $       4,076
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-HE9, Cl 1A2(A)
       3.285%, 03/25/08                                   3,430           2,877
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2007-HE4, Cl 1A1(A)
       3.255%, 03/31/08                                  14,746          14,157
   Bear Stearns Commercial Mortgage
     Securities, Ser 2007-T28, Cl G (A)
       5.992%, 03/25/08                                     955             472
   Citifinancial Mortgage Securities,
     Ser 2004-1, Cl AF2(C)
       2.645%, 03/01/08                                   1,326           1,305
   Citigroup Mortgage Loan Trust,
     Ser 2006-FX1, Cl A1(A)
       3.235%, 03/31/08                                     150             146
   Citigroup Mortgage Loan Trust,
     Ser 2006-NC1, Cl A2B(A)
       3.245%, 03/25/08                                   3,700           3,496
   Citigroup Mortgage Loan Trust,
     Ser 2006-WMC1, Cl A2B(A)
       3.285%, 03/25/08                                   2,121           2,090
   GSAA Home Equity NIM Trust,
     Ser 2005-9(B)
       6.500%, 10/25/35                                     213             106
   HFC Home Equity Loan Asset-Backed
     Certificates, Ser 2007-3, Cl M1(A)
       5.364%, 03/18/08                                   3,000           2,175
   HSI Asset Securitization Trust,
     Ser 2006-HE2, Cl M1(A)
       3.616%, 03/25/08                                   2,235             539
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2(A)
       5.535%, 03/25/08                                   1,830           1,707
   Home Equity Asset NIM Trust,
     Ser 2006-1, Cl A(B)
       6.500%, 05/27/36                                     377              15
   Home Equity Asset Trust, Ser 2006-3,
     Cl 2A2(A)
       3.265%, 03/27/08                                   3,000           2,934
   Home Equity Asset Trust, Ser 2006-5,
     Cl 2A3(A)
       3.285%, 03/26/08                                     950             812
   Home Equity Asset Trust, Ser 2006-6,
     Cl 2A3(A)
       3.285%, 03/25/08                                   2,015           1,436
   Home Equity Asset Trust, Ser 2006-7,
     Cl 2A3(A)
       3.285%, 03/25/08                                   3,550           2,590
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1
       5.500%, 01/25/37                                  15,124           9,193
   Home Equity Mortgage Trust,
     Ser 2007-2, Cl 2A1A(C)
       3.285%, 03/31/08                                  18,487          17,818
   IXIS Real Estate Capital Trust,
     Ser 2006-HE1, Cl A4(A)
       3.435%, 03/25/08                                   2,000           1,575
   Lehman XS Trust, Ser 2005-5N,
     Cl M4(A)
       4.885%, 03/31/08                                   3,000             750

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS Trust, Ser 2005-7N,
     Cl M7I(A)
       4.885%, 03/27/08                           $       1,350   $         338
   Lehman XS Trust, Ser 2005-7N,
     Cl M5I(A)
       4.385%, 03/31/08                                     620             233
   Lehman XS Trust, Ser 2005-9N,
     Cl M4(A)
       4.535%, 03/30/08                                     936             630
   Master Asset-Backed Securities Trust,
     Ser 2003-WMC2, Cl M1(A)
       4.185%, 03/27/08                                     858             813
   Master Asset-Backed Securities Trust,
     Ser 2006-AB1, Cl A1(A)
       3.275%, 03/27/08                                   1,800           1,764
   Merrill Lynch Mortgage Investors,
     Ser 2003-HE1, Cl M2(A)
       4.785%, 03/25/08                                      10               8
   Morgan Stanley ABS Capital I,
     Ser 2003-NC10, Cl M1(A)
       4.155%, 03/27/08                                   2,483           2,239
   Morgan Stanley ABS Capital I,
     Ser 2006-HE3, Cl A2C(A)
       3.295%, 03/25/08                                   6,800           5,724
   Morgan Stanley ABS Capital I,
     Ser 2006-HE4, Cl A2(A)
       3.235%, 03/25/08                                   1,485           1,430
   Morgan Stanley ABS Capital I,
     Ser 2006-HE4, Cl A3(A)
       3.285%, 03/25/08                                   3,100           2,514
   Morgan Stanley ABS Capital I,
     Ser 2006-HE5, Cl A2B(A)
       3.235%, 03/25/08                                   4,000           3,518
   Morgan Stanley ABS Capital I,
     Ser 2006-HE8, Cl A2B(A)
       3.235%, 03/25/08                                   7,000           6,039
   Morgan Stanley ABS Capital I,
     Ser 2007-HE7, Cl B1(A)
       5.385%, 03/25/08                                   3,000           1,050
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-AM3, Cl M1(A)
       4.560%, 03/25/08                                     315             272
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC1, Cl M2(A)
       6.210%, 03/27/08                                     806             688
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC4, Cl M2(A)
       6.376%, 03/25/08                                     258             235
   Morgan Stanley Home Equity Loans,
     Ser 2006-2, Cl A2(A)
       3.245%, 03/25/08                                   2,902           2,879
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl BM1(C)
       3.785%, 03/27/08                                      87              80
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2
       4.461%, 03/25/08                                      42              41
   Nomura Home Equity Loan, Ser 2006-
     HE3, Cl 2A1(A)
       3.175%, 03/25/08                                   1,988           1,922
   Novastar Home Equity Loan,
     Ser 2006-2, Cl A2B(A)
       3.245%, 03/25/08                                   5,000           4,834

--------------------------------------------------------------------------------
5       SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1(A)
       3.235%, 03/31/08                           $      19,799   $      18,810
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1(A)
       3.785%, 03/23/08                                     952             862
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl 5A3(A)
       3.345%, 03/25/08                                   5,692           5,328
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl M1(A)
       3.525%, 03/27/08                                   1,550           1,275
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10(A)(B)
       5.635%, 03/27/08                                     200              32
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11(A)(B)
       5.635%, 03/27/08                                     410              50
   Option One Mortgage Loan Trust,
     Ser 2006-3, Cl 2A2(A)
       3.235%, 03/25/08                                   1,500           1,319
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1(A)
       3.255%, 03/26/08                                  16,693          14,935
   Option One Mortgage Securities NIM
     Trust, Ser 2005-3A, Cl N1(B)
       5.438%, 08/26/35                                     232               5
   Residential Asset Securities, Ser 2005-
     KS12, Cl A3(A)
       3.455%, 03/25/08                                   2,800           2,603
   Residential Funding Mortgage
     Securities II, Ser 2006-HI5,
     Cl A1(A)
       3.235%, 03/25/08                                     394             361
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B(A)(B)
       3.285%, 03/25/08                                   6,979           6,398
   SB Finance NIM Trust, Ser 2006-
     KS4N, Cl N1(B)
       7.500%, 06/25/36                                     400             172
   Securitized Asset-Backed Receivables
     Trust, Ser 2006-NC1, Cl A2(A)
       3.295%, 03/25/08                                   5,115           4,764
   Soundview Home Equity Loan Trust,
     Ser 2006-3, Cl A2(A)
       3.225%, 03/25/08                                   2,000           1,924
   Soundview Home Equity Loan Trust,
     Ser 2006-OPT4, Cl 2A2(A)
       3.225%, 03/25/08                                   5,000           4,827
   Structured Asset Investment Loan
     Trust, Ser 2003-BC4, Cl M2(A)
       6.135%, 03/25/08                                   1,593           1,275
   Terwin Mortgage Trust, Ser 2006-
     2HGS, Cl A1(A)(B)
       4.500%, 03/25/37                                  10,949           7,445
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl A1(A)(B)
       4.500%, 05/25/37                                   9,774           9,451
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 1A1(A)
       4.500%, 07/25/37                                     105              73

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Terwin Mortgage Trust, Ser 2006-
     HF1, Cl A1A(A)(B)
       4.500%, 02/25/37                           $          94   $          93
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A(A)(B)
       6.135%, 03/28/08                                     829             486
                                                                  --------------
                                                                        247,977
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 24.3%
   1776 CLO, Ser 2006-1A, Cl B(A)(B)
       3.578%, 05/08/08                                   5,000           4,134
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2(A)
       5.885%, 03/12/08                                   1,080             261
   Ameriquest Mortgage Securities,
     Ser 2005-R3, Cl A1A(A)
       3.335%, 03/27/08                                   1,070           1,051
   Anthracite CDO I, Ser 2004-1A,
     Cl A(A)(B)
       3.495%, 03/23/08                                   6,716           5,818
   Argent Securities, Ser 2005-W4,
     Cl A2C(A)
       3.435%, 03/22/08                                   3,000           2,926
   Argent Securities, Ser 2006-W4,
     Cl A2B(A)
       3.245%, 03/25/08                                   8,000           7,698
   Carrington Mortgage Loan Trust,
     Ser 2005-NC5, Cl A2(A)
       3.455%, 03/25/08                                   7,729           7,384
   Carrington Mortgage Loan Trust,
     Ser 2006-FRE1, Cl A3(A)
       3.285%, 03/25/08                                   2,400           2,170
   Carrington Mortgage Loan Trust,
     Ser 2006-NC1, Cl A2(A)
       3.295%, 03/25/08                                   5,757           5,654
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1(A)
       3.255%, 03/25/08                                  12,634          11,908
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl A3(A)
       3.285%, 03/25/08                                   6,265           4,776
   Countrywide Asset-Backed
     Certificates, Ser 2004-5, Cl 3A(A)
       3.365%, 03/27/08                                     139             137
   Countrywide Asset-Backed
     Certificates, Ser 2005-7,
     Cl MV8(A)
       4.585%, 03/27/08                                   1,400             731
   Countrywide Asset-Backed
     Certificates, Ser 2005-AB1,
     Cl A2(A)
       3.345%, 03/25/08                                   7,560           7,455
   Countrywide Asset-Backed
     Certificates, Ser 2006-3, Cl 2A2(A)
       3.315%, 03/25/08                                   5,300           4,879
   Countrywide Asset-Backed
     Certificates, Ser 2006-5, Cl 2A1(A)
       3.205%, 03/25/08                                     112             111
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
       5.549%, 08/25/21                                   7,979           7,785


--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008       6

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-27,
     Cl B1
       5.500%, 12/25/35                           $       1,646   $       1,140
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-
     HY10, Cl 1A1(A)
       5.282%, 03/01/08                                   4,150           4,023
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-
     HYB9, Cl 1A2(A)
       5.150%, 03/01/08                                     459             425
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-17,
     Cl M(A)
       6.238%, 03/01/08                                   5,867           4,269
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2008-2R,
     Cl A1
       6.000%, 12/25/36                                   4,988           4,841
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2005-CB2,
     Cl M1(C)
       3.575%, 03/25/08                                     389             317
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2007-CB4,
     Cl A2A
       5.844%, 03/01/08                                  14,002          13,814
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2007-CB4,
     Cl A1A(C)
       3.225%, 03/27/08                                  12,760          11,509
   Credit-Based Asset Servicing and
     Securitization, Ser 2007-CB2,
     Cl A2A
       5.891%, 02/25/37                                   2,299           2,312
   Crest, Ser 2002-IGA, Cl A(A)(B)
       3.694%, 05/16/08                                   7,322           6,966
   Crest, Ser 2003-1A, Cl B1(A)(B)
       4.310%, 05/28/08                                   6,000           5,226
   FBR Securitization Trust, Ser 2005-2,
     Cl M10(A)
       5.385%, 03/28/08                                     600              49
   Fieldstone Mortgage Investment,
     Ser 2006-3, Cl 2A3(A)
       3.295%, 03/25/08                                     820             610
   Fieldstone Mortgage Investment,
     Ser 2006-3, Cl M1(A)
       3.395%, 03/25/08                                   5,680           2,813
   Fieldstone Mortgage Investment,
     Ser 2006-3, Cl 2A1(A)
       3.205%, 03/25/08                                     818             771
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2005-FF10,
     Cl A4(A)
       3.455%, 03/25/08                                  25,000          23,001
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FF11,
     Cl 2A1(A)
       3.175%, 03/25/08                                   1,239           1,206

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FF14,
     Cl A2(A)
       3.195%, 03/25/08                           $      18,082   $      17,270
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FF9,
     Cl M1(A)
       3.385%, 03/25/08                                  20,000           8,250
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FFA,
     Cl A3(A)
       3.255%, 03/25/08                                     895             415
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2006-FFB,
     Cl A2(A)
       3.265%, 03/26/08                                     341             194
   First Franklin NIM Trust, Ser 2005-
     FF8A, Cl N1(B)
       6.500%, 09/25/35                                     218              48
   Fremont Home Loan Trust, Ser 2006-
     A, Cl 2A3(A)
       3.435%, 03/25/08                                     886             886
       3.295%, 03/25/08                                   5,500           4,233
   Fremont Home Loan Trust, Ser 2006-
     A, Cl M2(A)
       3.455%, 03/25/08                                   2,320             879
   Fremont Home Loan Trust, Ser 2006-
     C, Cl 2A1(A)
       3.185%, 03/25/08                                   2,200           2,133
   Fremont Home Loan Trust, Ser 2006-
     D, Cl 2A1(A)
       3.195%, 03/25/08                                   3,245           2,995
   GSAMP NIM Trust, Ser 2005-
     WMC2(B)
       5.500%, 11/25/35                                     574              34
   GSAMP Trust, Ser 2005-HE5,
     Cl A2C(A)
       3.375%, 03/25/08                                   3,765           3,719
   GSAMP Trust, Ser 2006-FM1,
     Cl A2C(A)
       3.295%, 03/25/08                                   1,000             918
   GSAMP Trust, Ser 2006-HE2,
     Cl A2(A)
       3.315%, 03/25/08                                   3,000           2,643
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A(A)
       3.255%, 03/20/08                                  15,073          14,026
   HSI Asset Securitization Trust,
     Ser 2005-I1, Cl 2A3(A)
       3.425%, 03/27/08                                  17,700          16,962
   HSI Asset Securitization Trust,
     Ser 2007-NC1, Cl A4(A)
       3.415%, 03/25/08                                   5,500           3,693
   Home Equity Asset Trust, Ser 2006-4,
     Cl 2A1(A)
       3.195%, 03/01/08                                     175             173
   JP Morgan Mortgage Acquisition,
     Ser 2006-FRE1, Cl A3(A)
       3.325%, 03/25/08                                   2,364           2,249
   Lehman XS Trust, Ser 2005-5N,
     Cl M3(A)
       4.135%, 03/25/08                                   2,494           1,757

--------------------------------------------------------------------------------
7       SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS Trust, Ser 2005-7N,
     Cl M3II(A)
       4.285%, 03/27/08                           $          50   $          30
   Lehman XS Trust, Ser 2005-9N,
     Cl M6(A)
       4.885%, 03/30/08                                   2,300             690
   Lehman XS Trust, Ser 2006-12N,
     Cl M5(A)
       3.735%, 03/25/08                                     840             421
   Lehman XS Trust, Ser 2006-12N,
     Cl M4(A)
       3.685%, 03/25/08                                   1,520             892
   Lehman XS Trust, Ser 2006-19,
     Cl A1(A)
       3.235%, 03/25/08                                     374             342
   Lehman XS Trust, Ser 2006-20,
     Cl A1(A)
       3.235%, 03/25/08                                   1,063             945
   Lehman XS Trust, Ser 2006-2N,
     Cl M5(A)
       4.285%, 03/27/08                                   1,221             703
   Long Beach Asset Holdings, Ser 2005-
     WL1, Cl N1(B)
       5.193%, 06/25/45                                     233              28
   Long Beach Mortgage Loan Trust,
     Ser 2005-WL2, Cl M1(A)
       3.605%, 03/25/08                                   2,600           2,254
   Long Beach Mortgage Loan Trust,
     Ser 2006-1, Cl M2(A)
       3.545%, 03/25/08                                   2,115           1,157
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3(A)
       3.465%, 03/27/08                                   2,566           2,149
   Merrill Lynch Mortgage Investors
     Trust, Ser 2005-A4, Cl 1A(A)
       5.504%, 03/01/08                                   2,686           2,746
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A(A)
       3.255%, 03/30/08                                  16,655          15,343
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1(A)
       3.435%, 03/11/08                                     662             562
   Morgan Stanley ABS Capital I,
     Ser 2005-HE6, Cl A2C(A)
       3.455%, 03/25/08                                   5,850           5,480
   Morgan Stanley ABS Capital I,
     Ser 2006-NC5, Cl A2A(A)
       3.175%, 03/25/08                                   2,892           2,757
   Morgan Stanley ABS Capital I,
     Ser 2006-WMC2, Cl A2C(A)
       3.285%, 03/25/08                                   7,970           6,151
   National Collegiate Student Loan
     Trust, Ser 2004-2, Cl 2C (A)
       3.935%, 03/25/08                                     250             201
   National Collegiate Student Loan
     Trust, Ser 2006-3, Cl C(A)
       3.605%, 03/28/08                                   5,850           5,194
   New Century Home Equity Loan
     Trust, Ser 2005-C, Cl A2C(A)
       3.385%, 03/25/08                                  10,000           9,659
   New Century Home Equity Loan
     Trust, Ser 2006-1, Cl M2(A)
       3.495%, 03/25/08                                   1,500             683

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Ownit Mortgage Loan Asset-Backed
     Certificates, Ser 2006-4, Cl A2A(C)
       3.165%, 03/26/08                           $         492   $         483
   Park Place Securities, Ser 2005-
     WHQ2, Cl A2C(A)
       3.365%, 03/28/08                                      81              80
   People's Financial Realty Mortgage
     Securities Trust, Ser 2006-1,
     Cl B1(A)
       5.635%, 03/03/08                                     141              13
   RAAC Series, Ser 2006-SP4,
     Cl A1(A)
       3.235%, 03/06/08                                     403             380
   RAAC Series, Ser 2007-SP1,
     Cl A1(A)
       3.285%, 03/10/08                                  16,820          16,315
   Rampart CLO, Ser 2007-1A,
     Cl A(A)(B)
       5.290%, 04/25/08                                   5,500           5,185
   Residential Asset Mortgage Products,
     Ser 2006-NC2, Cl A2(A)
       3.325%, 03/25/08                                   4,155           3,890
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9(A)
       5.635%, 03/25/08                                     670             106
   Residential Asset Securities, Ser 2006-
     KS2, Cl A2(A)
       3.265%, 03/25/08                                   2,485           2,440
   SACO I, Ser 2005-10, Cl 2A1(A)
       3.395%, 03/30/08                                  13,796          12,272
   SACO I, Ser 2005-9, Cl A1(A)
       3.385%, 03/27/08                                   5,290           3,779
   SACO I, Ser 2005-WM3, Cl A1(A)
       3.395%, 03/27/08                                   2,555           2,127
   SLM Student Loan Trust, Ser 2006-C,
     Cl C(A)
       5.381%, 03/15/08                                   5,400           3,943
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1,
     Cl A3C(A)
       3.465%, 03/25/08                                   1,500           1,458
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1,
     Cl A1A(A)(B)
       3.435%, 03/25/08                                   7,049           6,945
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2007-NC1,
     Cl A2B(A)
       3.285%, 03/25/08                                   3,200           2,513
   Soundview Home Equity Loan Trust,
     Ser 2005-OPT4, Cl M8(A)
       5.635%, 12/25/35                                     850             369
   Specialty Underwriting & Residential
     Finance, Ser 2005-AB3, Cl A2B(A)
       3.385%, 03/25/08                                   6,498           6,326
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl A2D(A)
       3.285%, 03/25/08                                   7,336           5,096
   Specialty Underwriting & Residential
     Finance, Ser 2006-BC5, Cl M1(A)
       3.375%, 03/25/08                                   4,200           1,613


--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008       8

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Structured Asset Securities, Ser 2004-
     19XS, Cl A2(C)
       4.370%, 03/01/08                           $         809   $         808
   Structured Asset Investment Loan Trust,
     Ser 2005-4, Cl M11(A)
       5.635%, 03/25/08                                   1,040             481
   Structured Asset Securities, Ser 2006-
     BC6, Cl A4(A)
       3.305%, 03/25/08                                   3,700           2,447
   Structured Asset Securities, Ser 2006-
     GEL4, Cl A1(A)(B)
       3.255%, 03/27/08                                     507             499
   Structured Asset Securities, Ser 2007-
     BC1, Cl A4(A)
       3.265%, 03/25/08                                   5,100           4,189
   Terwin Mortgage Trust, Ser 2006-17HE,
     Cl A2A(A)(B)
       3.215%, 03/25/08                                     668             588
                                                                  --------------
                                                                        384,379
                                                                  --------------
Total Asset-Backed Securities
   (Cost $717,752) ($ Thousands)                                        654,312
                                                                  --------------
CORPORATE OBLIGATIONS -- 5.9%

CONSUMER DISCRETIONARY -- 0.7%
   Aramark
       8.500%, 02/01/15                                     500             493
   GameStop
       8.000%, 10/01/12                                   1,000           1,054
   General Motors
       8.375%, 07/15/33                                   1,000             765
   Idearc
       8.000%, 11/15/16                                   1,000             590
   JC Penney
       6.375%, 10/15/36                                   2,000           1,736
   Lamar Media
       6.625%, 08/15/15                                     500             460
   Lowe's
       6.650%, 09/15/37                                   2,000           2,010
   Time Warner(A)
       3.300%, 05/13/08                                   2,000           1,934
   Yum! Brands
       6.875%, 11/15/37                                   1,500           1,438
                                                                  --------------
                                                                         10,480
                                                                  --------------
CONSUMER STAPLES -- 0.1%
   Tesco(B)
       6.150%, 11/15/37                                   1,500           1,471
                                                                  --------------
ENERGY -- 0.5%
   Kinder Morgan Energy Partners
       6.300%, 02/01/09                                   3,030           3,094
   OPTI Canada(B)
       8.250%, 12/15/14                                     500             494
   Range Resources
       7.500%, 05/15/16                                     500             516
   Sabine Pass LNG L.P.
       7.500%, 11/30/16                                     500             490
   Transocean(A)
       5.341%, 03/05/08                                   3,000           2,990
                                                                  --------------
                                                                          7,584
                                                                  --------------
FINANCIALS -- 3.0%
   Allstate(A)
       6.125%, 05/15/08                                   2,000           1,840

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   American Express Credit MTN(A)
       3.294%, 03/04/08                           $       5,000   $       4,800
   Bear Stearns, Cl B MTN(A)
       5.416%, 03/09/08                                   4,500           4,227
   CIT Group(A)
       5.256%, 03/08/08                                   2,000           1,878
   Capmark Financial Group(B)
       6.300%, 05/10/17                                     345             226
       5.875%, 05/10/12                                     690             467
   Citigroup
       6.875%, 03/05/38                                   1,000           1,061
   Comerica Bank(A)
       3.202%, 05/24/08                                   4,000           3,977
   Discover Financial Services(B)
       6.450%, 06/12/17                                     695             593
   General Electric Capital(A)
       6.375%, 05/15/08                                   2,000           2,035
   Goldman Sachs Group(A)
       5.142%, 03/28/08                                   3,120           3,071
   Kaupthing Bank (A)
       4.957%, 04/16/08                                   1,685           1,516
   Landsbanki Islands (A)(B)
       3.792%, 05/28/08                                     500             485
   Lehman Brothers Holdings(A)
       3.170%, 05/21/08                                   5,000           4,853
   Merrill Lynch MTN(A)
       3.218%, 03/14/08                                   3,000           2,948
   MetLife
       6.400%, 12/15/36                                   1,500           1,297
   Morgan Stanley(A)
       3.262%, 05/07/08                                   4,000           3,865
   Rockies Express Pipeline LLC(A)(B)
       5.776%, 03/20/08                                   3,000           3,003
   Shinsei Finance Cayman Ltd.(A)(B)
       6.418%, 01/29/49                                   2,235           1,791
   Washington Mutual Bank(A)
       3.235%, 05/06/08                                   3,000           2,717
   Washington Mutual Preferred Funding
     (A)(B)
       6.534%, 03/29/49                                   2,715           1,784
                                                                  --------------
                                                                         48,434
                                                                  --------------
HEALTH CARE -- 0.2%
   UnitedHealth Group(A)
       5.090%, 03/21/08                                   3,000           2,929
                                                                  --------------
INDUSTRIALS -- 0.2%
   Iron Mountain
       8.750%, 07/15/18                                   1,000           1,048
   Manitowoc
       7.125%, 11/01/13                                     500             486
   Mueller Water Products
       7.375%, 06/01/17                                     500             435
   Terex
       7.375%, 01/15/14                                     500             496
   TransDigm
       7.750%, 07/15/14                                     500             498
   Union Pacific
       5.750%, 11/15/17                                   1,000           1,016
                                                                  --------------
                                                                          3,979
                                                                  --------------
MATERIALS -- 0.2%
   Buckeye Technologies
       8.500%, 10/01/13                                     500             508

--------------------------------------------------------------------------------
9       SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount
                                                  ($ Thousands)    Market Value
Description                                        / Contracts    ($ Thousands)
--------------------------------------------------------------------------------

   Chemtura
       6.875%, 06/01/16                           $       1,000   $         904
   Georgia-Pacific
       8.125%, 05/15/11                                     500             495
   Owens-Illinois
       7.800%, 05/15/18                                     500             505
   Westlake Chemical
       6.625%, 01/15/16                                     500             443
                                                                  --------------
                                                                          2,855
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.4%
   AT&T
       6.300%, 01/15/38                                   1,000             985
   Charter Communications Operating
     LLC(B)
       8.375%, 04/30/14                                   1,000             920
   Cincinnati Bell
       8.375%, 01/15/14                                   1,000             960
   News America Holdings
       7.700%, 10/30/25                                   2,000           2,186
   Sprint Capital
       6.875%, 11/15/28                                   2,000           1,400
                                                                  --------------
                                                                          6,451
                                                                  --------------
UTILITIES -- 0.6%
   Dominion Resources, Ser B(A)
       3.247%, 05/14/08                                   2,000           1,987
   Ohio Power(A)
       4.826%, 04/05/10                                   4,120           4,017
   Progress Energy(A)
       4.708%, 04/15/08                                   3,090           3,080
                                                                  --------------
                                                                          9,084
                                                                  --------------
Total Corporate Obligations
   (Cost $97,402) ($ Thousands)                                          93,267
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 0.9%
   U.S. Treasury Bill
       2.962%, 06/19/08                                   1,050           1,044
   U.S. Treasury Bond TIPS
       2.375%, 04/15/11                                   5,809           6,283
   U.S. Treasury Note
       3.625%, 10/31/09                                   7,000           7,230
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $13,852) ($ Thousands)                                          14,557
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.3%
   FNMA DN
     4.263%, 05/07/08                                     3,833           3,816
     4.280%, 05/09/08                                       467             465
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $4,266) ($ Thousands)                                            4,281
                                                                  --------------
PURCHASED OPTION -- 0.1%
   July 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08
     Strike Price $95*                                      262           1,729
                                                                  --------------

Total Purchased Option
   (Cost $391) ($ Thousands)                                              1,729
                                                                  --------------

--------------------------------------------------------------------------------
                                                        Shares/
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 15.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.59%**                 241,341,716   $     241,342
                                                                  --------------

Total Cash Equivalent
   (Cost $241,342) ($ Thousands)                                        241,342
                                                                  --------------
COMMERCIAL PAPER (D) -- 2.4%
   Mitsubishi Motors Credit
       2.957%, 03/14/08                           $      12,300          12,287
   Toyota Motors Credit
       2.986%, 03/04/08                                  25,000          24,994
                                                                  --------------

Total Commercial Paper (Cost $37,281) ($ Thousands)                      37,281
                                                                  --------------
Total Investments -- 123.6%
   (Cost $2,045,535)($ Thousands) +                               $   1,953,353
                                                                  ==============



--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008      10

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

A summary of the open futures contracts held by the Fund at February 29, 2008, is as follows:

-------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                                     NUMBER OF                     APPRECIATION
TYPE OF                                              CONTRACTS       EXPIRATION   (DEPRECIATION)
CONTRACT                                            LONG(SHORT)         DATE       ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
10-Year Swap                                                 12        Mar-2008   $           41
90-Day Euro$                                                (12)       Mar-2008              (55)
90-Day Euro$                                                (12)       Mar-2008              (36)
90-Day Euro$                                                 50        Mar-2009              250
90-Day Euro$                                                  4        Mar-2009               24
90-Day Euro$                                                 (7)       Mar-2010              (31)
90-Day Euro$                                               (199)       Mar-2010             (876)
90-Day Euro$                                                (78)       Mar-2011             (232)
90-Day Euro$                                                 (8)       Mar-2011              (24)
90-Day Euro$                                                (26)       Mar-2012              (54)
90-Day Euro$                                                 (1)       Mar-2012               (2)
90-Day Euro$                                                (66)       Jun-2008             (353)
90-Day Euro$                                                (40)       Jun-2008             (214)
90-Day Euro$                                                370        Jun-2009            2,079
90-Day Euro$                                                 24        Jun-2009              138
90-Day Euro$                                               (762)       Jun-2010           (3,019)
90-Day Euro$                                                (38)       Jun-2010             (151)
90-Day Euro$                                                 (3)       Jun-2011               (8)
90-Day Euro$                                                (15)       Jun-2011              (41)
90-Day Euro$                                                 12        Jun-2012               19
90-Day Euro$                                                  4        Sep-2008               23
90-Day Euro$                                                202        Sep-2008              898
90-Day Euro$                                                350        Sep-2009            1,825
90-Day Euro$                                                 24        Sep-2009              128
90-Day Euro$                                                 (7)       Sep-2010              (25)
90-Day Euro$                                               (122)       Sep-2010             (435)
90-Day Euro$                                                 (5)       Sep-2011              (12)
90-Day Euro$                                                 (3)       Sep-2011               (7)
90-Day Euro$                                                 12        Sep-2012               18
90-Day Euro$                                               (309)       Dec-2008           (1,558)
90-Day Euro$                                               (260)       Dec-2009           (1,264)
90-Day Euro$                                                 (7)       Dec-2009              (34)
90-Day Euro$                                                 (7)       Dec-2010              (23)
90-Day Euro$                                                (51)       Dec-2010             (165)
90-Day Euro$                                                (26)       Dec-2011              (58)
90-Day Euro$                                                 (1)       Dec-2011               (2)
Euro$-Schatz Short-Term                                      35        Mar-2008               12
U.S. 2-Year Note                                          1,284        Jul-2008            2,033
U.S. 5-Year Note                                           (131)       Jun-2008             (242)
U.S. 5-Year Note                                          1,934        Jun-2008            3,332
U.S. 10-Year Note                                          (972)       Jun-2008           (2,577)
U.S. Long Treasury Bond                                    (392)       Jun-2008           (1,475)
                                                                                  ---------------
                                                                                  $       (2,153)
                                                                                  ===============

A summary of outstanding swap agreements held by the Fund at February 29, 2008, is as follows:

-------------------------------------------------------------------------------------------------
                                      CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------

                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.048 (0.19% per
   annum) times the notional amount of TJX
   Companies Inc., 7.45%, 12/15/2009. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11   $         250   $            4
Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman Sachs)           12/25/49           1,000              196
Fund pays monthly payment of 0.0517% (0.62%
   per annum) times the notional amount of
   the CMBX-NA-A 3. Upon a defined credit
   event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman Sachs)           12/25/49           2,000              386

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund delivers quarterly payment of 0.1125%
   (0.45% per annum) times the notional
   amount of the Itraxx Europe Senior
   Financials 5 Year Series 8. Upon a defined
   credit event, Fund receives the notional
   amount and delivers the defined deliverable
   obligation. (Counterparty: Bank of
   America)                                            12/20/12   $ EUR  10,750   $          394
Fund delivers quarterly payment of 0.1125%
   (0.45% per annum) times the notional
   amount of the Itraxx Europe Senior
   Financials 5 Year Series 8. Upon a defined
   credit event, Fund receives the notional
   amount and delivers the defined deliverable
   obligation. (Counterparty: Bank of
   America)                                            12/20/12     EUR   6,750              182
Fund pays quarterly payment of 0.1475% (0.59%
   per annum) times the notional amount of
   Safeway Corp. 5.80% 08/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            03/20/13           4,250               64
Fund pays quarterly payment of 0.16% (0.64% per
   annum) times the notional amount of
   Kroger Co. 5.5%, 02/01/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           03/20/13           5,250               61
Fund pays quarterly payment of 0.1650% (0.66%
   per annum) times the notional amount of
   Borgwarner Inc.6.50% 08/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman Sachs)           03/20/13           5,000               20
Fund pays quarterly payment of 0.2375% (0.95%
   per annum) times the notional amount of
   Lowes Corp., 8.25% 03/20/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            03/20/13           1,500               18
Fund pays quarterly payment of 0.9375% (3.75%
   per annum) times the notional amount of
   CDX.NA.HY. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JP Morgan Chase)                     12/20/12          13,860             (243)
Fund pays quarterly payment of 0.033% (0.13%
   per annum) times the notional amount of
   Lowes Companies Inc., 8.25%, 06/01/2010.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/11             250                8
Fund pays quarterly payment of 0.033% (0.13%
   per annum) times the notional amount of
   Lowes Companies Inc., 8.25%, 06/01/2010.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/11           4,250              107
Fund pays quarterly payment of 0.035% (0.14%
   per annum) times the notional amount of
   Pitney Bowes Inc., 4.625%, 10/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11             500               18
Fund pays quarterly payment of 0.035% (0.14%
   per annum) times the notional amount of
   Pitney Bowes Inc., 4.625%, 10/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11           9,100              180


--------------------------------------------------------------------------------
11      SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.048% (0.19%
   per annum) times the notional amount of
   TJX Companies Inc., 7.45%, 12/15/2009.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11   $       4,250   $           54
Fund pays quarterly payment of 0.05% (0.20% per
   annum) times the notional amount of
   Campbell Soup Co., 4.875, 10/01/2013.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            06/20/14           6,850              138
Fund pays quarterly payment of 0.05% (0.20% per
   annum) times the notional amount of
   Campbell Soup Co., 4.875, 10/01/2013.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            06/20/14             350                7
Fund pays quarterly payment of 0.05% (0.20% per
   annum) times the notional amount of PPG
   Industries Inc., 7.05%, 08/15/2009. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11           4,250              110
Fund pays quarterly payment of 0.05% (0.20% per
   annum) times the notional amount of PPG
   Industries Inc., 7.05%, 08/15/2009. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11             250                7
Fund delivers monthly payment of 0.052%
   (0.208% per annum) times the notional
   amount of CMBX-NA-A3. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Goldman Sachs)                       12/25/49           1,000              190
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Carnival Corp., 6.65%, 1/15/2028. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              06/20/12           4,000              141
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Carnival Corp., 6.65%, 1/15/2028. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              06/20/12             200                7
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Nucor Corp., 4.875%, 10/012012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11           4,375               72
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Nucor Corp., 4.875%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,375               72
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Nucor Corp., 4.875%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11             250                3

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.055% (0.22%
   per annum) times the notional amount of
   Nucor Corp., 4.875%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11   $         250   $            5
Fund pays quarterly payment of 0.063% (0.25%
   per annum) times the notional amount of
   Dow Chemical Inc., 6.00%, 10/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/13             250                8
Fund pays quarterly payment of 0.063% (0.25%
   per annum) times the notional amount of
   Dow Chemical Inc., 6.00%, 10/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/13           4,375              140
Fund pays quarterly payment of 0.065% (0.26%
   per annum) times the notional amount of
   Dow Chemical, 6.00%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13           4,375              140
Fund pays quarterly payment of 0.065% (0.26%
   per annum) times the notional amount of
   Dow Chemical, 6.00%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13             250                6
Fund pays quarterly payment of 0.068% (0.27%
   per annum) times the notional amount of
   Southwest Airlines Co., 6.50%,
   03/01/2012. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Merrill Lynch)                       12/20/11             250                5
Fund pays quarterly payment of 0.068% (0.27%
   per annum) times the notional amount of
   Southwest Airlines Co., 6.50%,
   03/01/2012. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JP Morgan Chase)                     12/20/11           4,250              137
Fund pays quarterly payment of 0.068% (0.27%
   per annum) times the notional amount of
   Southwest Airlines Co, 6.50%, 03/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              12/20/11           4,375              142
Fund pays quarterly payment of 0.068% (0.27%
   per annum) times the notional amount of
   Southwest Airlines Co., 6.50%,
   03/01/2012. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JP Morgan Chase)                     12/20/11             250                5
Fund pays quarterly payment of 0.07% (0.28% per
   annum) times the notional amount of
   Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/13             250               14
Fund pays quarterly payment of 0.07% (0.28% per
   annum) times the notional amount of
   Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13             250               14

--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008      12

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.07% (0.28% per
   annum) times the notional amount of
   Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13   $       4,375   $          111
Fund pays quarterly payment of 0.07% (0.28% per
   annum) times the notional amount of
   Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/13           4,375              204
Fund pays quarterly payment of 0.08% (0.32% per
   annum) times the notional amount of Alcan
   Inc., 4.875%, 9/15/2012. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                     03/20/14           3,700              243
Fund pays quarterly payment of 0.08% (0.32% per
   annum) times the notional amount of Alcan
   Inc., 4.875%, 9/15/2012. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                     03/20/14             200                5
Fund pays quarterly payment of 0.08% (0.32% per
   annum) times the notional amount of
   Washington Mutual Co., 5.25%,
   09/15/2017. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JP Morgan Chase)                     03/20/12           4,000              477
Fund pays quarterly payment of 0.085% (0.34%
   per annum) times the notional amount of
   Whirlpool Corp., 7.75%, 07/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11           4,250              106
Fund pays quarterly payment of 0.085% (0.34%
   per annum) times the notional amount of
   Whirlpool Corp., 7.75%, 07/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11             250                4
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   Alcan Inc., 4.875%, 09/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13             250                6
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   Alcan Inc., 4.875%, 09/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,375              108
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   PMI Group Inc., 6.00%, 09/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13             250               52
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   MGIC Investment Corp, 6.00%, 03/15/2007.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                    12/20/13           4,375              685
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   MGIC Investment Corp, 6.00%, 03/15/2007.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Bank of America)                                    12/20/13             250               39

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   MGIC Investment Corp, 6.00%, 11/01/2015.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JP Morgan Chase)                                    12/20/13   $         250   $           39
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   MGIC Investment Corp, 6.00%, 11/01/2015.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JP Morgan Chase)                                    12/20/13           4,375              685
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   PMI Group Inc., 6.00%, 09/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,375              791
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   PMI Group Inc., 6.00%, 09/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13             250               49
Fund pays quarterly payment of 0.088% (0.352%
   per annum) times the notional amount of
   PMI Group Inc., 6.00%, 09/15/2016. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/13           4,375              852
Fund pays quarterly payment of 0.093% (0.372%
   per annum) times the notional amount of
   Johnson Controls, Inc, 7.125%, 02/01/2016.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13             250                9
Fund pays quarterly payment of 0.093% (0.372%
   per annum) times the notional amount of
   Johnson Controls, Inc, 7.125%, 02/01/2016.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,375              149
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Hasbro Inc, 2.75%, 12/01/2021. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11           4,250               36
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Hasbro Inc, 2.75%, 12/01/2021. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11             250                2
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Johnson Controls Inc., 7.125%, 07/15/2017.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13             250               10
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Johnson Controls Inc., 7.125%, 07/15/2017.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,375              159


--------------------------------------------------------------------------------
13      SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Radian Group Inc., 7.75%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: JP
   Morgan Chase)                                       12/20/13   $         250   $           35
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Radian Group Inc., 7.75%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13             250               28
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Radian Group Inc., 7.75%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,375              491
Fund pays quarterly payment of 0.098% (0.392%
   per annum) times the notional amount of
   Radian Group Inc., 7.75%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: JP
   Morgan Chase)                                       12/20/13           4,250              461
Fund pays quarterly payment of 0.11% (0.44% per
   annum) times the notional amount of
   Autozone Inc., 5.875%, 10/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11             250                7
Fund pays quarterly payment of 0.11% (0.44% per
   annum) times the notional amount of
   Autozone Inc., 5.875%, 10/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,375              115
Fund pays quarterly payment of 0.111% (0.444%
   per annum) times the notional amount of
   Darden Restaurants Inc, 7.125%,
   02/01/2016. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                     12/20/11             250               11
Fund pays quarterly payment of 0.111% (0.444%
   per annum) times the notional amount of
   Darden Restaurants Inc, 7.125%,
   02/01/2016. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)                     12/20/11           4,250              183
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Lubrizol Corp., 7.25%, 06/15/2025. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/11             250                4
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Lubrizol Corp., 7.25%, 06/15/2025. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/11           4,375               63
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Lubrizol Corp., 7.25%, 06/15/2035. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11           4,375               63
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Lubrizol Corp., 7.25%, 06/15/2035. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11             250                4

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Weyerhaeuser Company, 6.75%, 03/15/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                      03/20/12   $       4,375   $          224
Fund pays quarterly payment of 0.113% (0.452%
   per annum) times the notional amount of
   Weyerhaeuser Co., 6.75%, 03/15/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill
   Lynch)                                              03/20/12             250               13
Fund pays quarterly payment of 0.115% (0.46% per
   annum) times the notional amount of
   Autozone Inc., 5.875%, 10/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11             250                7
Fund pays quarterly payment of 0.115% (0.46% per
   annum) times the notional amount of
   Autozone Inc., 5.875%, 10/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: J.P. Morgan
   Chase)                                              12/20/11           4,375              115
Fund pays quarterly payment of 0.119% (0.476%
   per annum) times the notional amount of
   MeadWestavaco Corp., 6.85%, 04/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,250              139
Fund pays quarterly payment of 0.119% (0.476%
   per annum) times the notional amount of
   The Limited Inc., 6.125%, 12/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,250              399
Fund pays quarterly payment of 0.12% (0.48% per
   annum) times the notional amount of
   MeadWestavaco Corp., 6.85%, 04/01/2012.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11             250                9
Fund pays quarterly payment of 0.12% (0.48% per
   annum) times the notional amount of The
   Limited Inc., 6.125%, 12/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11             250               24
Fund pays quarterly payment of 0.138% (0.552%
   per annum) times the notional amount of
   Black & Decker Corp., 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JP Morgan Chase)                                    12/20/11             250                9
Fund pays quarterly payment of 0.138% (0.552%
   per annum) times the notional amount of
   Black & Decker Corp, 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,375              140
Fund pays quarterly payment of 0.138% (0.552%
   per annum) times the notional amount of
   Black & Decker Corp, 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of
   America)                                            12/20/11             250                9


--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008      14

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.138% (0.552%
   per annum) times the notional amount of
   Black & Decker Corp., 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   JP Morgan Chase)                                    12/20/11   $       4,375   $          140
Fund pays quarterly payment of 0.160% (0.64%
   per annum) times the notional amount of
   Century Telephone Enterprise, 6.00%,
   04/01/2017. Upon a defined credit event,
   Fund will receive the notional amount and
   deliver the defined obligation.
   (Counterparty: JP Morgan Chase)                     03/20/13           4,250               56
Fund pays quarterly payment of 0.173% (0.692%
   per annum) times the notional amount of
   R.R. Donnelley & Sons, 4.95%, 04/01/2014.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                      12/20/11             250               14
Fund pays quarterly payment of 0.173% (0.692%
   per annum) times the notional amount of
   R.R. Donnelley & Sons, 4.95%, 04/01/2014.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver
   the defined obligation. (Counterparty:
   Merrill Lynch)                                      12/20/11           4,250              219
Fund pays quarterly payment of 0.183% (0.732%
   per annum) times the notional amount of
   Masco Corp., 5.875%, 07/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13             250               26
Fund pays quarterly payment of 0.183% (0.732%
   per annum) times the notional amount of
   Masco Corp., 5.875%, 07/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/13           4,250              374
Fund pays quarterly payment of 0.193% (0.772%
   per annum) times the notional amount of
   Jones Apparel Group., 5.125%, 11/15/2014.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: JP
   Morgan Chase)                                       12/20/11             250               26
Fund pays quarterly payment of 0.193% (0.772%
   per annum) times the notional amount of
   Jones Apparel Group., 5.125%, 11/15/2014.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: JP
   Morgan Chase)                                       12/20/11           4,250              380
Fund pays quarterly payment of 0.225% (0.90% per
   annum) times the notional amount of MDC
   Holdings Inc., 5.50%, 05/15/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/11             250                9
Fund pays quarterly payment of 0.225% (0.90% per
   annum) times the notional amount of MDC
   Holdings Inc., 5.50%, 05/15/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)           12/20/11           4,250              100
Fund pays quarterly payment of 0.275% (1.100%
   per annum) times the notional amount of
   Safeway Inc., 5.80%, 08/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the
   defined obligation. (Counterparty:
   Goldman Sachs)                                      03/20/13           5,250              152
Fund pays quarterly payment of 0.295% (1.18% per
   annum) times the notional amount of Gap
   Inc, 8.80%, 12/15/2008. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                     12/20/11             250               (9)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.295% (1.18%
   per annum) times the notional amount of
   Gap Inc, 8.80%, 12/15/2008. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JP Morgan
   Chase)                                              12/20/11   $         250   $           (9)
Fund pays quarterly payment of 0.295% (1.18%
   per annum) times the notional amount of
   PPG Industries Inc., 7.05%, 08/15/2009.
   Upon a defined credit event, Fund will
   receive the notional amount and deliver the
   defined obligation. (Counterparty: JP
   Morgan Chase)                                       12/20/11           4,250               17
Fund pays quarterly payment of 0.295% (1.18%
   per annum) times the notional amount of
   Gap Inc, 8.80%, 12/15/2008. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of
   America)                                            12/20/11           4,375               15
Fund receives monthly payment of 0.925% (3.70%
   per annum) times the notional amount of
   Washington Mutual Inc, 5.25%, 09/15/2017.
   Upon a defined credit event, Fund will
   pay the notional amount and takes receipt
   of the defined obligation. (Counterparty:
   Goldman Sachs)                                      12/20/12          (3,000)             (80)
Fund receives quarterly payment of 0.15% (0.60%
   per annum) times the notional amount of
   the CDX.NA.IG Index. Upon a defined
   credit event, Fund pays the notional amount
   and takes receipt of the defined deliverable
   obligation. (Counterparty: Goldman Sachs)           12/20/12         (52,875)          (1,561)
                                                                                  ---------------

                                                                                  $       10,055
                                                                                  ===============

-------------------------------------------------------------------------------------------------
                                       INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------

                                                                     NOTIONAL     NET UNREALIZED
                                                     EXPIRATION       AMOUNT       APPRECIATION
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund pays a fixed rate of 4.4025% and receives
   floating rate based on the 3 Month LIBOR.
   (Counterparty: JP Morgan)                           11/07/09   $       9,000   $          191
Fund pays a fixed rate of 4.4475% and receives
   floating rate based on the 3 Month LIBOR.
   (Counterparty: JP Morgan)                           11/08/09          11,000              240
                                                                                  ---------------

                                                                                  $          431
                                                                                  ===============

-------------------------------------------------------------------------------------------------
                                       TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------

                                                                     NOTIONAL     NET UNREALIZED
                                                     EXPIRATION       AMOUNT       DEPRECIATION
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 15 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Wachovia)                            06/01/08   $      40,000   $       (1,959)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 150 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Wachovia)                            04/01/08          31,000           (1,519)


--------------------------------------------------------------------------------
15      SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008

SCHEDULE OF INVESTMENTS

SEI LIBOR Plus Portfolio
February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 25 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     08/30/08   $      10,000   $           --
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 50 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     08/30/08          10,000               --
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 75 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     08/30/08          10,000               --
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 80 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                     03/01/08          50,000           (2,449)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 145 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                     04/01/08          26,000           (1,274)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 80 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                     03/31/08          77,000           (3,772)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index plus 40 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     04/30/08          45,000           (2,203)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index plus 50 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     06/01/08          23,000           (1,127)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 10 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     06/01/08          30,000           (1,469)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index plus 15 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     03/31/08          50,000           (2,448)

-------------------------------------------------------------------------------------------------
                                                                                  NET UNREALIZED
                                                                     NOTIONAL      APPRECIATION
                                                     EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                             DATE      ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS IG 10 Year
   Index plus 35 basis points times the notional
   amount. Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                     05/01/08   $      12,000   $         (706)
Fund receives payment of the monthly reset spread
   from Bank of America - CMBS AAA 10
   Year Index minus 25 basis points times the
   notional amount. Fund receives payment if
   the return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Bank of America)                     08/31/08          20,000               --
                                                                                  ---------------

                                                                                  $      (18,926)
                                                                                  ===============

      Percentages are based on a Net Assets of $1,580,553 ($ Thousands)

*     Non-Income producing security.

** Investment in affiliated security. Rate shown is the 7-day effective yield as of February 29, 2008.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 29, 2008. The coupon on a step bond changes on a specified date.

(D)   The rate reported is the effective yield at time of purchase.

ABS -- Asset-Backed Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London Interbank Offered Rate
LLC -- Limited Liability Company
L.P. -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS --  Treasury Inflation Protected Security

Amounts designated as "--" are $0 or have been rounded to $0.


+ At February 29, 2008, the tax basis cost of the Portfolio's investment was $2,045,535 ($ Thousands), and the unreal appreciation and depreciation were $31,897 and $(124,079) ($ Thousands), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual financial statements.



--------------------------------------------------------------------------------
SEI Alpha Strategy Portfolios, LP / Quarterly Report / February 29, 2008      16

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          SEI Alpha Strategy Portfolios, LP


By (Signature and Title)*             /s/ Robert A. Nesher
                                      ---------------------------------
                                      Robert A. Nesher, President & CEO

Date:  April 23, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Robert A. Nesher
                                      -----------------------------------
                                      Robert A. Nesher, President & CEO

Date:  April 23, 2008


By (Signature and Title)*             /s/ Stephen F. Panner
                                      -----------------------------------
                                      Stephen F. Panner, Controller & CFO

Date:  April 23, 2008

* Print the name and title of each signing officer under his or her signature.